CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Accounts payable	¥ 18,167	¥ 20,692
Deferred revenue, current portion	195,138	189,018
Accrued expenses and other liabilities, current portion	346,728	45,490
Income tax payable	19,514	19,037
Deferred revenue, non-current portion	¥ 6	¥ 2
Ordinary shares, shares authorized | shares	100,000,000	100,000,000
Ordinary shares, shares issued | shares	48,762,903	49,930,944
Ordinary shares, shares outstanding | shares	48,762,903	49,930,944
Treasury shares, shares | shares	4,145,727	5,310,240
Consolidated VIEs and VIE's subsidiaries without recourse to the Company
Accounts payable	¥ 18,167	¥ 20,692
Deferred revenue, current portion	195,138	189,018
Accrued expenses and other liabilities, current portion	329,498	38,243
Income tax payable	16,928	16,927
Deferred revenue, non-current portion	6	2
Accrued expenses and other liabilities, non-current portion	¥ 6,902	¥ 5,650